BORROWINGS (Long-term) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
BORROWINGS [Abstract]
Long-term bank borrowings		495,000,000	547,750,000
Less: Current portion		(328,000,000)	(392,000,000)
Deferred financing cost (Note 26(d))			(250,000)
Total long-term borrowings	$ 26,805,348	167,000,000	155,500,000